Banks and Other Borrowings (Details) $ in Thousands	Dec. 05, 2025 USD ($)	Sep. 02, 2025 USD ($)	Aug. 20, 2025 USD ($)	May 05, 2025 USD ($)	Feb. 28, 2025 USD ($)	Oct. 30, 2024 USD ($)	Oct. 16, 2024 USD ($)	Feb. 24, 2024 HKD ($)	Oct. 15, 2020 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 05, 2025 CNY (¥)	Sep. 02, 2025 CNY (¥)	Aug. 20, 2025 CNY (¥)	May 05, 2025 CNY (¥)	Feb. 28, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Oct. 30, 2024 CNY (¥)	Oct. 16, 2024 CNY (¥)	Feb. 24, 2024 USD ($)	Oct. 15, 2020 USD ($)
Banks and Other Borrowings [Line Items]
Loan payables	$ 1,300,000	$ 1,900,000		$ 1,080,000.00	$ 140,000	$ 70,000	$ 70,000	$ 1,110	$ 12,000	$ 680,000	¥ 4,755,226	¥ 9,500,000	¥ 270,000		¥ 8,460,000	¥ 1	$ 750,000	¥ 5,465,477	¥ 500,000	¥ 500,000	$ 142,000	$ 1,530,000
Term of lump-sum payment loan	1 year			2 years	1 year	1 year	1 year	1 year	7 years
Monthly installment tenor			4 years	2 years				12 months	7 years
Mrs. Cheng [Member]
Banks and Other Borrowings [Line Items]
Lump-sum payment	1 year	0 years			1 year	1 year	1 year
Samfine SZ [Member]
Banks and Other Borrowings [Line Items]
Loan payables			$ 1,190,000											¥ 10
Term of lump-sum payment loan			4 years